CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (20,745)	$ (76,437)	$ (242,789)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	167,891	176,326	171,862
Amortization of deferred financing costs	8,189	7,600	25,626
Loss (gain) on disposal of property and equipment and other long-term assets	905	489	(444)
Impairment loss recognized on property and equipment	0	19,645	0
Provision for doubtful debts	109	887	588
Loss on extinguishment of debt	2,489	0	17,435
Costs associated with debt modification	0	0	8,101
Changes in operating assets and liabilities:
Accounts receivable	241	442	2,837
Amounts due from affiliated companies	(9,906)	(38,269)	34,204
Inventories and prepaid expenses and other	(9,390)	(7,223)	6,125
Long-term prepayments, deposits and other assets	9,869	(854)	(5,094)
Accounts payable and accrued expenses and other	(4,806)	5,817	(4,255)
Amounts due to affiliated companies	140	(13,054)	3,989
Other long-term liabilities	(5,468)	(7,056)	(3,606)
Net cash provided by operating activities	139,518	68,313	14,579
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for acquisition of property and equipment	(151,279)	(42,370)	(111,396)
Placement of bank deposits with original maturities over three months	(24,823)	(9,884)	0
Funds to an affiliated company	(13,355)	(2,839)	(8,492)
Advance payments and deposits for acquisition of property and equipment	(1,968)	(1,427)	(335)
Proceeds from sale of property and equipment and other long-term assets	9,235	1,067	13,513
Withdrawal of bank deposits with original maturities over three months	34,675	0	0
Insurance proceeds received for damaged property and equipment and other long-term assets	0	108	0
Net cash used in investing activities	(147,515)	(55,345)	(106,710)
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on long-term debt	(400,000)	0	(95,560)
Net proceeds from issuance of share capital	405,152	0	0
Payments of deferred financing costs	0	(1,285)	(27,226)
Net cash provided by (used in) financing activities	5,152	(1,285)	(122,786)
EFFECT OF FOREIGN EXCHANGE ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(2,519)	0	0
NET (DECREASE) INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(5,364)	11,683	(214,917)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	382,929	371,246	586,163
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	377,565	382,929	371,246
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS
Cash paid for interest	(155,153)	(152,318)	(127,098)
NON-CASH INVESTING AND FINANCING ACTIVITIES
Change in accrued expenses and other current liabilities and other long-term liabilities related to acquisition of property and equipment	10,316	18,817	23,690
Change in amounts due from/to affiliated companies related to acquisition of property and equipment and other long-term assets	19,320	4,696	11,286
Offering expenses capitalized for the issuance of share capital included in accrued expenses and other current liabilities	5,943	0	0
Amounts due from affiliated companies offsetting with amounts due to affiliated companies	0	2,950	0
Deferred financing costs included in accrued expenses and other current liabilities	0	0	3,180
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH TO THE CONSOLIDATED BALANCE SHEETS
Cash and cash equivalents	345,854	348,399
Current portion of restricted cash	31,582	34,400
Non-current portion of restricted cash	129	130
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	$ 377,565	$ 382,929	$ 371,246